RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Nov. 25, 2024	Nov. 11, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest rate			3.00%
Chinese Top Asset Management Holdings Limited [Member]
Related Party Transaction [Line Items]
Aggregate purchase price		$ 51,800,000
Payments of equipment purchase	$ 30,000,000
Due to related parties			$ 21,800,000	$ 21,800,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 26,093,982	$ 24,136,661
Interest rate			3.00%	5.00%